Segment Information - Accounts Receivable for Services (Detail) (Centuri Construction Group [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Centuri Construction Group [Member]
Segment Reporting Information [Line Items]
Accounts receivable for Centuri services	$ 9,169	$ 10,787